CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)
Allowance for doubtful accounts | ¥		¥ 7,611,244		¥ 5,969,648	¥ 5,041,727
Common shares, par value | $ / shares	$ 0.001		$ 0.001
Common shares, shares authorized		500,000,000		500,000,000
Common shares, shares issued		137,133,413		114,379,243
Common shares, shares outstanding		137,133,413		114,379,243
Class A Common Shares
Common shares, shares authorized		407,328,619		407,328,619
Common shares, shares issued		64,123,625		31,033,332
Common shares, shares outstanding		64,123,625		31,033,332
Class B Common Shares
Common shares, shares authorized		92,671,381		92,671,381
Common shares, shares issued		73,009,788		83,345,911
Common shares, shares outstanding		73,009,788		83,345,911